Shareholders' Equity - Summary of Cash Dividends Declared per Share (Details) - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Equity [Abstract]
Cash dividends declared per share	$ 2.08	$ 2.00	$ 1.86